Note 13 - Employees' Postretirement Benefits and Other Benefits (Table)	6 Months Ended
Jun. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	June 30, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	376	400	776	369	374	743
Variable Contribution plan	41	-	41	39	-	39

Employees’.postretirement>projected benefits obligation	417	400	817	408	374	782

Long-term liabilities
Defined-benefit plan	6,137	8,830	14,967	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	6,393	8,830	15,223	5,851	7,889	13,740

	6,810	9,230	16,040	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,554	653	4,207	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,272)	(223)	(1,495)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,471	430	2,901	2,317	402	2,719

Net periodic benefit cost [Table Text Block]
As of June 30,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	124	99	79	118	42	55
Interest cost on projected benefit obligation	1,983	27	497	1,456	16	369
Expected return on plan assets	(1,772)	(12)	-	(1,237)	(8)	-
Amortization of net actuarial loss	34	6	16	30	4	1
	369	120	592	367	54	425

Employees’ contributions	(127)	(1)	-	(109)	(12)	-

Net periodic benefit cost	242	119	592	258	42	425